Schedule of Investments ─ NYLI CBRE Real Assets ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Communications — 1.5%
Cellnex Telecom SA*	1,194	$36,960
Infrastrutture Wireless Italiane SpA	3,449	30,527
NETLINK NBN TRUST	40,746	31,467
Total Communications		98,954

Datacenters — 4.9%
Digital Realty Trust, Inc.	335	55,593
Equinix, Inc.	228	187,172
Iron Mountain, Inc.	861	79,324
Total Datacenters		322,089

Diversified Property Holdings — 8.6%
Activia Properties, Inc.	20	18,734
Charter Hall Group	3,944	63,576
GPT Group (The)	12,470	46,213
Kerry Properties Ltd.	7,211	21,902
Land Securities Group PLC	5,493	49,033
LondonMetric Property PLC	23,894	65,544
Mitsui Fudosan Co., Ltd.	8,300	95,101
Orix JREIT, Inc.	44	29,550
Sumitomo Realty & Development Co., Ltd.	2,026	56,409
Sun Hung Kai Properties Ltd.	3,142	50,572
Swire Properties Ltd.	10,917	33,158
Wharf Real Estate Investment Co., Ltd.	9,424	32,798
Total Diversified Property Holdings		562,590

Healthcare Facilities — 10.2%
Aedifica SA	743	65,542
Healthpeak Properties, Inc.	4,821	83,114
Omega Healthcare Investors, Inc.	2,289	100,441
Primary Health Properties PLC	21,243	30,200
Welltower, Inc.	2,027	381,806
Total Healthcare Facilities		661,103

Industrial Properties — 7.1%
Catena AB	615	32,125
CTP NV	906	19,746
EastGroup Properties, Inc.	253	45,955
First Industrial Realty Trust, Inc.	2,059	119,484
Goodman Group	3,405	73,302
Japan Logistics Fund, Inc.	56	36,701
LaSalle Logiport REIT	17	17,302
Prologis, Inc.	896	116,982
Total Industrial Properties		461,597

Midstream/Pipelines — 6.1%
Cheniere Energy, Inc.	134	28,344
Enbridge, Inc.	1,465	71,911
Kinder Morgan, Inc.	711	21,678
Pembina Pipeline Corp.	784	32,757
Targa Resources Corp.	763	153,348
Williams Cos., Inc. (The)	1,338	89,994
Total Midstream/Pipelines		398,032

Net Leased Properties — 2.0%
LXP Industrial Trust	451	22,347
STAG Industrial, Inc.	1,002	37,585
VICI Properties, Inc.	2,494	70,032
Total Net Leased Properties		129,964

Office Buildings — 2.9%
BXP, Inc.	1,048	67,774

	Shares	Value
Common Stocks (continued)

Office Buildings (continued)
Cousins Properties, Inc.	1,506	$38,012
Daiwa Office Investment Corp.	13	31,055
PSP Swiss Property AG	169	34,017
Sirius Real Estate Ltd.	12,328	16,621
Total Office Buildings		187,479

Residential — 2.8%
Centurion Accommodation REIT*	59,800	52,779
Gemlife Communities Group*	11,156	39,311
TAG Immobilien AG	1,536	26,112
UDR, Inc.	1,715	63,712
Total Residential		181,914

Residential: Hotels — 1.2%
Host Hotels & Resorts, Inc.	3,473	64,354
Pandox AB	780	16,918
Total Residential: Hotels		81,272

Retail: Community Shopping Centers — 1.0%
Brixmor Property Group, Inc.	2,356	63,117

Retail: Enclosed Malls — 7.3%
CapitaLand Integrated Commercial Trust	9,747	18,357
Hammerson PLC	3,596	17,498
Klepierre SA	1,731	66,804
Lendlease Global Commercial REIT	106,300	53,611
Scentre Group	20,199	57,734
Simon Property Group, Inc.	1,020	195,136
Unibail-Rodamco-Westfield*	604	66,825
Total Retail: Enclosed Malls		475,965

Self Storage Property — 1.9%
Big Yellow Group PLC	1,000	14,134
CubeSmart	1,722	64,627
Public Storage	151	41,705
Total Self Storage Property		120,466

Towers — 1.8%
American Tower Corp.	649	116,353

Transportation — 14.3%
Aena SME SA	1,636	51,051
Auckland International Airport Ltd.	6,983	34,888
Canadian National Railway Co.	928	89,767
China Merchants Port Holdings Co., Ltd.	32,036	64,526
CSX Corp.	1,846	69,705
Eiffage SA	243	36,121
Ferrovial SE	1,044	70,819
Flughafen Zürich AG	174	54,140
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,840	161,535
Jiangsu Expressway Co., Ltd., Class H	24,074	31,750
Norfolk Southern Corp.	265	77,179
Transurban Group	3,705	36,208
Union Pacific Corp.	238	55,954
Vinci SA	451	65,001
West Japan Railway Co.	1,585	32,458
Total Transportation		931,102

Utilities — 26.2%
AES Corp. (The)	2,298	33,666

Schedule of Investments ─ NYLI CBRE Real Assets ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Atmos Energy Corp.	371	$61,712
CenterPoint Energy, Inc.	834	33,101
Chesapeake Utilities Corp.	240	30,883
China Gas Holdings Ltd.	19,627	19,452
China Resources Gas Group Ltd.	4,599	12,661
Chubu Electric Power Co., Inc.	819	11,940
CLP Holdings Ltd.	7,231	68,470
CMS Energy Corp.	258	18,444
Constellation Energy Corp.	119	33,401
E.ON SE	5,087	108,115
Emera, Inc.(a)	667	33,243
Enel SpA	3,782	41,879
Entergy Corp.	845	81,027
Essential Utilities, Inc.	1,138	44,143
Iberdrola SA	3,646	82,087
Kansai Electric Power Co., Inc. (The)	3,322	53,149
National Grid PLC	8,766	148,500
NextEra Energy, Inc.	1,250	109,875
OGE Energy Corp.	964	42,108
PG&E Corp.	4,133	63,731
PPL Corp.	2,985	108,206
Public Service Enterprise Group, Inc.	974	80,219
Severn Trent PLC	625	25,112
Southern Co. (The)	471	42,065
WEC Energy Group, Inc.	1,164	128,820
Xcel Energy, Inc.	2,536	192,888
Total Utilities		1,708,897

Total Common Stocks
(Cost $5,593,055)		6,500,894

Short-Term Investments — 1.1%

Money Market Funds — 1.1%
BlackRock Liquidity FedFund, 3.57%(b)	36,754	36,754
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(b)(c)	33,327	33,327

Total Short-Term Investments
(Cost $70,081)		70,081

Total Investments — 100.9% (Cost $5,663,136)		6,570,975
Other Assets and Liabilities, Net — (0.9)%		(57,105)
Net Assets — 100.0%		$6,513,870

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $31,548; total market value of collateral held by the Fund was $33,327.
(b)	Reflects the 1-day yield at January 31, 2026.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI CBRE Real Assets ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,500,894	$—	$—	$6,500,894
Short-Term Investments:
Money Market Funds	70,081	—	—	70,081
Total Investments in Securities	$6,570,975	$—	$—	$6,570,975

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.